INCOME TAXES (Details 2) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 133,939	$ 157,428
Property, plant and equipment [member]
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	0	4,802
Decommissioning and restoration liability [member]
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	29,200	27,275
Loan facility and secured notes payable [member]
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	2,439	11,334
Share issuance cost [member]
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	3,150	5,178
Non-capital losses, expiring 2034 to 2037 [member]
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	95,730	98,696
Capital losses [Member]
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 3,420	$ 10,143